Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Depreciation on Property and Equipment

Depreciation is recorded on a straight-line basis over the following periods:

Computer equipment	3 years
Furniture and fixtures	5 years
Machinery and equipment	5 - 10 years
Leasehold improvements and equipment under capital lease	Over the term of the lease